BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2021
BORROWINGS
Schedule of repayment of mortgage debt and bank loans

USDm	30 September 2021	30 September 2020	31 December 2020

Mortgage debt and bank loans to be repaid as follows:
Falling due within one year	177.7	109.7	101.8
Falling due between one and two years	132.9	139.5	101.9
Falling due between two and three years	143.8	104.3	102.1
Falling due between three and four years	143.2	111.3	114.4
Falling due between four and five years	210.4	110.6	106.9
Falling due after five years	238.4	290.7	315.3
Total	1,046.4	866.1	842.4